Segment Reporting and Information about Geographical Areas	12 Months Ended
Dec. 31, 2021
Segment Reporting and Information about Geographical Areas [Abstract]
Segment Reporting and Information about Geographical Areas
20. Segment Reporting and Information about Geographical Areas

Reportable Segments

The Company develops and manufactures high-temperature proton exchange membranes (“HT-PEM” or “HT-PEMs”) and fuel cell systems for the off-grid and portable power markets and plans to expand into the mobility market.  The Company’s current revenue is derived from the sale of fuel cell systems and from the sale of MEAs, membranes, and electrodes for specific applications in the fuel cell and energy storage (flow battery) markets.  The research and development activities are viewed as another product line that contributes to the development, design, production and sale of fuel cell products; however, it is not considered a separate operating segment.  The Company has identified one business segment.

Geographic Information

The following table presents revenues, by geographic location (based on the location of the entity selling the product) for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
North America	$4,164,363	$633,482
Europe	2,291,341	249,170
Asia	613,138	-
Total net sales	$7,068,842	$882,652